POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance Liability in the Statements (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 79,495	$ 24,431	$ 22,597	$ 19,744
Embedded derivative adjustments and other	994	508
Total	80,489	24,939
Annuity
Policyholder Account Balance [Line Items]
Policyholders’ account balances	77,453	22,456	20,621	17,845
Total	77,453		20,621
Life
Policyholder Account Balance [Line Items]
Policyholders’ account balances	2,042	$ 1,975	1,976	$ 1,899
Total	$ 2,042		$ 1,976